Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - Cash flow hedges [member] - MXN ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Sugar price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 1,164	$ 1,554
Fair Value Liability	(92)	(18)
Fair Value Asset	$ 30	$ 71
Sugar price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021	2021
Notional Amount	$ 1,106	$ 98
Fair Value Liability	(18)	0
Fair Value Asset	$ 45	$ 7
Sugar price contracts [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2022
Notional Amount	$ 299
Fair Value Liability	0
Fair Value Asset	$ 6
Aluminum price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 405	$ 394
Fair Value Liability	(31)	(1)
Fair Value Asset	$ 4	$ 5
Aluminum price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021
Notional Amount	$ 463
Fair Value Liability	0
Fair Value Asset	$ 18
Aluminum price contracts [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2022
Notional Amount	$ 114
Fair Value Liability	0
Fair Value Asset	$ 1
PX MEG price [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 195	$ 320
Fair Value Liability	(58)	(28)
Fair Value Asset	$ 11	$ 0
PX MEG price [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021
Notional Amount	$ 839
Fair Value Liability	(51)
Fair Value Asset	$ 9